COMMITMENTS AND CONTINGENCIES - Other litigation issues (Details)		1 Months Ended								3 Months Ended	12 Months Ended
	Apr. 24, 2018 CNY (¥)	Aug. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Damages sought value						$ 22,983,000	¥ 160,000,000				$ 26,047,972	¥ 169,963,014
Xin Run
Damages sought value	¥ 14,400,000
Legal fees		¥ 77,200,000
Interest on damage sought	¥ 8,860,000
Payment of overdue fees										¥ 38,600,000			¥ 38,000,000
Xin Run | Computer Equipments [Member]
Payment of Equipment Purchase Fee and Related Interest									¥ 40,800,000
Payment of construction Service Fee and Related Interest									58,100,000
Extra Construction Fee Charged								¥ 16,500,000
Litigation accrued					¥ 89,500,000								89,500,000
Xin Run | Technology Company Beijing Shunyi (Member)
Construction Fees Not Paid					65,200,000
Interest on damage sought					¥ 7,500,000
Other Payables													¥ 43,960,000
Xin Run | Beijing Shunyi [Member]
Payment of overdue fees									74,600,000
Xin Run | Beijing Haidian [Member]
Payment of overdue fees									¥ 40,800,000
Beijing Blue IT
Other Payables				¥ 28,900,000
Payment of overdue fees			¥ 15,400,000